LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating lease expense	$ 1,428,152	$ 1,063,120	$ 1,769,250
Weighted average remaining lease terms	11 years 6 months 3 days
Weighted average remaining discount rate percentage	5.79%